Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	BETTER THERAPEUTICS, INC.
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001832415
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 29, 2021, we filed a registration statement on Form S-1 (File No. 333- 261383) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for resale up to 20,406,908 shares of our common stock. The Registration Statement was declared effective by the SEC on December 8, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 28, 2022. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.